LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 78.2%
COMMUNICATION SERVICES - 1.6%
Entertainment - 1.6%
Activision Blizzard Inc.	44,500	$4,093,555	(a)

CONSUMER STAPLES - 4.6%
Beverages - 2.3%
Coca-Cola Co.	99,210	5,935,734	(a)

Household Products - 1.8%
Colgate-Palmolive Co.	20,200	1,484,094
Procter & Gamble Co.	19,860	3,065,192	(a)

Total Household Products		4,549,286

Personal Care Products - 0.5%
Kenvue Inc.	57,203	1,318,520	(a)

TOTAL CONSUMER STAPLES		11,803,540

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips	28,400	3,380,452
DT Midstream Inc.	43,000	2,248,470
Enbridge Inc.	41,960	1,471,957
Williams Cos. Inc.	96,740	3,340,432	(a)

TOTAL ENERGY		10,441,311

FINANCIALS - 11.7%
Banks - 2.4%
JPMorgan Chase & Co.	41,680	6,099,035

Capital Markets - 7.6%
Blackstone Inc.	92,910	9,882,837	(a)
Blue Owl Capital Inc.	394,200	4,710,690
CME Group Inc.	6,680	1,353,902
Goldman Sachs Group Inc.	4,700	1,540,237
Intercontinental Exchange Inc.	9,930	1,171,641
Trinity Capital Inc.	59,691	874,473

Total Capital Markets		19,533,780

Insurance - 1.7%
Chubb Ltd.	22,490	4,517,566

TOTAL FINANCIALS		30,150,381

HEALTH CARE - 7.7%
Biotechnology - 1.5%
AbbVie Inc.	17,200	2,527,712
Amgen Inc.	5,190	1,330,404

Total Biotechnology		3,858,116

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.2%
Johnson & Johnson	18,201	$2,942,738	(a)
Merck & Co. Inc.	64,600	7,040,108	(a)
Pfizer Inc.	171,108	6,053,801

Total Pharmaceuticals		16,036,647

TOTAL HEALTH CARE		19,894,763

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.3%
L3Harris Technologies Inc.	14,700	2,617,923
Lockheed Martin Corp.	9,878	4,428,801	(a)
RTX Corp.	17,810	1,532,373	(a)

Total Aerospace & Defense		8,579,097

Air Freight & Logistics - 0.6%
United Parcel Service Inc., Class B Shares	8,760	1,483,944	(a)

Electrical Equipment - 0.8%
Emerson Electric Co.	20,720	2,035,740	(a)

Ground Transportation - 1.7%
Union Pacific Corp.	19,700	4,345,229

Machinery - 1.8%
Otis Worldwide Corp.	54,510	4,663,330	(a)

Professional Services - 0.3%
Paychex Inc.	5,570	680,821	(a)

TOTAL INDUSTRIALS		21,788,161

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 1.6%
Cisco Systems Inc.	71,800	4,117,730	(a)

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A Shares	27,500	2,430,450

Semiconductors & Semiconductor Equipment - 8.0%
Broadcom Inc.	14,367	13,259,161	(a)
NXP Semiconductors NV	9,440	1,941,997
QUALCOMM Inc.	46,940	5,376,038	(a)

Total Semiconductors & Semiconductor Equipment		20,577,196

Software - 7.8%
Microsoft Corp.	47,330	15,512,881	(a)
Oracle Corp.	37,690	4,537,499	(a)

Total Software		20,050,380

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	65,530	12,311,121	(a)

TOTAL INFORMATION TECHNOLOGY		59,486,877

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2023 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
MATERIALS - 1.6%
Chemicals - 1.6%
Air Products & Chemicals Inc.	5,960	$1,761,120
Huntsman Corp.	83,450	2,325,752	(a)

TOTAL MATERIALS		4,086,872

REAL ESTATE - 10.2%
Health Care REITs - 0.3%
Global Medical REIT Inc.	72,500	701,800

Industrial REITs - 1.8%
Prologis Inc.	37,500	4,657,500	(a)

Office REITs - 0.7%
Alexandria Real Estate Equities Inc.	15,770	1,834,682	(a)

Residential REITs - 1.0%
American Homes 4 Rent, Class A Shares	45,300	1,632,612
Equity LifeStyle Properties Inc.	13,630	912,665

Total Residential REITs		2,545,277

Specialized REITs - 6.4%
American Tower Corp.	8,890	1,611,935	(a)
Digital Realty Trust Inc.	33,000	4,346,760
Equinix Inc.	5,410	4,227,265	(a)
Extra Space Storage Inc.	21,800	2,805,224
Gaming and Leisure Properties Inc.	74,677	3,539,690	(a)

Total Specialized REITs		16,530,874

TOTAL REAL ESTATE		26,270,133

UTILITIES - 5.0%
Electric Utilities - 1.8%
NextEra Energy Inc.	15,480	1,034,064
PPL Corp.	145,100	3,615,892

Total Electric Utilities		4,649,956

Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp., Class A Shares	23,800	665,210

Multi-Utilities - 2.9%
DTE Energy Co.	35,225	3,641,561
Sempra	53,560	3,760,983	(a)

Total Multi-Utilities		7,402,544

TOTAL UTILITIES		12,717,710

TOTAL COMMON STOCKS (Cost - $132,321,913)		200,733,303

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS		VALUE
MASTER LIMITED PARTNERSHIPS - 32.1%
Diversified Energy Infrastructure - 15.1%
Energy Transfer LP		1,323,480		$17,827,275	(a)
Enterprise Products Partners LP		503,280		13,392,281	(a)
Plains GP Holdings LP, Class A Shares		463,340		7,431,974	*

Total Diversified Energy Infrastructure				38,651,530

Global Infrastructure - 1.1%
Brookfield Renewable Partners LP		113,805	CAD	2,877,130

Liquids Transportation & Storage - 4.7%
Magellan Midstream Partners LP		179,580		11,927,704	(a)

Oil/Refined Products - 6.7%
CrossAmerica Partners LP		151,970		2,966,454	(a)
MPLX LP		188,500		6,576,765	(a)
Sunoco LP		165,300		7,597,188	(a)

Total Oil/Refined Products				17,140,407

Petrochemicals - 2.1%
Westlake Chemical Partners LP		239,536		5,506,933	(a)

Power Generation - 1.3%
NextEra Energy Partners LP		66,420		3,313,030

Propane - 1.1%
Suburban Propane Partners LP		200,000		2,904,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $37,616,028)				82,320,734

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 6.9%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Paramount Global, Non Voting Shares	5.750%	67,964		1,504,723

FINANCIALS - 4.4%
Capital Markets - 1.8%
KKR & Co. Inc., Non Voting Shares	6.000%	63,700		4,664,114

Financial Services - 2.6%
Apollo Global Management Inc.	6.750%	121,751		6,622,037

TOTAL FINANCIALS				11,286,151

UTILITIES - 1.9%
Electric Utilities - 1.5%
NextEra Energy Inc.	6.219%	84,050		3,833,520

Gas Utilities - 0.4%
Spire Inc.	7.500%	23,100		1,027,950

TOTAL UTILITIES				4,861,470

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $20,694,389)				17,652,344

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2023 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 3.5%
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	11/15/29	$400,000	$398,147	(b)

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	250,000	204,028	(b)

Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	400,000	388,250
Comcast Corp., Senior Notes	4.250%	10/15/30	400,000	380,790

Total Media				769,040

Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	456,551

TOTAL COMMUNICATION SERVICES				1,827,766

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	429,830

CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	400,000	347,530	(b)

Personal Care Products - 0.2%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	398,071	(b)

TOTAL CONSUMER STAPLES				745,601

FINANCIALS - 1.0%
Banks - 0.8%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	400,000	385,153	(c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	697,947	(c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	699,913	(c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	470,676	(c)

Total Banks				2,253,689

Consumer Finance - 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	480,687	(c)

TOTAL FINANCIALS				2,734,376

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 0.7%
Biotechnology - 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	$400,000	$398,088

Health Care Providers & Services - 0.4%
Centene Corp., Senior Notes	3.000%	10/15/30	600,000	499,635
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	546,157

Total Health Care Providers & Services				1,045,792

Pharmaceuticals - 0.1%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	400,000	393,825

TOTAL HEALTH CARE				1,837,705

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	454,822

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	350,000	294,649

TOTAL INDUSTRIALS				749,471

MATERIALS - 0.3%
Containers & Packaging - 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	400,000	324,207

Metals & Mining - 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	449,222

TOTAL MATERIALS				773,429

TOTAL CORPORATE BONDS & NOTES (Cost - $9,250,463)				9,098,178

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.2%
Ares Capital Corp. (Cost - $5,260,817)			286,890	5,591,486	(a)(d)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Treasury Notes (Cost - $637,639)	1.500%	2/29/24	650,000	637,625

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $205,781,249)				316,033,670

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2023 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Government Cash Management, Institutional Shares	5.215%	27,902	$27,902	(e)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.165%	1,375,412	1,375,412	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,403,314)			1,403,314

TOTAL INVESTMENTS - 123.6% (Cost - $207,184,563)			317,436,984
Liabilities in Excess of Other Assets - (23.6)%			(60,651,601)

TOTAL NET ASSETS - 100.0%			$256,785,383

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is a business development company.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

8

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

9

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$200,733,303	—	—	$200,733,303
Master Limited Partnerships	82,320,734	—	—	82,320,734
Convertible Preferred Stocks	17,652,344	—	—	17,652,344
Corporate Bonds & Notes	—	$9,098,178	—	9,098,178
Investments in Underlying Funds	5,591,486	—	—	5,591,486
U.S. government & agency obligations	—	637,625	—	637,625

Total Long-Term Investments	306,297,867	9,735,803	—	316,033,670

Short-Term Investments†	1,403,314	—	—	1,403,314

Total Investments	$307,701,181	$9,735,803	—	$317,436,984

†	See Schedule of Investments for additional detailed categorizations.

10